Patient Service Revenue (Tables)	9 Months Ended
Sep. 30, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the nine months ended September 30,
	2012	2011

Medicare ESRD program	$2,955,411	$2,679,446
Private/alternative payors	2,671,895	2,266,063
Medicaid and other government sources	287,726	226,375
Hospitals	299,067	283,752
Total patient service revenue	$6,214,098	$5,455,637